Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SGOCO Group, Ltd.
Entity Central Index Key	0001412095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	SGOC
Title of 12(b) Security	Ordinary shares, par value $0.004 per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		101,597,998
Entity Shell Company	false
Entity Emerging Growth Company	false